Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 597	$ 670
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	33	31
Interest cost	1	1
Actuarial (gains) losses and changes in actuarial assumptions	(3)	2
Benefits paid	(1)	(2)
Foreign exchange	(1)	1
Ending funded status	29	33
Current liability	2	2
Non-current liability	27	31
Net amount	29	33
Unrecognized past service costs		1
Unrecognized actuarial gains	12	8
Total accumulated other comprehensive income	12	9
Interest cost	1	1
Actuarial (gains) losses	(1)	(1)
Net periodic benefit cost	$ 0	$ 0